Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price California Tax-Free Income Trust
Prospectus Date	rr_ProspectusDate	Jul. 01, 2015
Document Creation Date	dei_DocumentCreationDate	Jun. 26, 2015